INCOME TAXES - PROVISION FOR INCOME TAXES ON CONTINUING OPERATIONS (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
CURRENT TAX EXPENSE
Current Federal Tax Expense (Benefit)	$ 3,965	$ 1,531	$ 1,673
Current Foreign Tax Expense (Benefit)	1,131	1,243	1,483
Current State and Local Tax Expense (Benefit)	213	241	224
Current Income Tax Expense (Benefit)	5,309	3,015	3,380
DEFERRED TAX EXPENSE
Deferred Federal Income Tax Expense (Benefit)	(1,989)	28	33
Deferred Foreign Income Tax Expense (Benefit)	145	20	(71)
Deferred Income Tax Expense (Benefit) Continuing Operations	(1,844)	48	(38)
Income Tax Expense	$ 3,465	$ 3,063	$ 3,342